Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Schedule of Derivative financial instruments

21. Derivative financial instruments

The Group uses derivative financial instruments predominantly to manage its exposure to fluctuations in energy prices.

The net value of the energy agreements as of December 31, 2025 and 2024 is presented in the consolidated statements of financial position as follows:

	2025
	Other financial assets (Note 9)			Other financial liabilities (Note 20)
	Non-			Non-
	Current	Current	Total	Current	Current	Total
Derivative not designated as hedging instruments	3,079	—	3,079	(38,341)	—	(38,341)
Power Purchase agreements	3,079	—	3,079	—	—	—
EDF energy contract				(38,341)		(38,341)
Derivative designated as hedging instruments	—	—	—	(6,857)	—	(6,857)
Power Purchase agreements				(6,857)	—	(6,857)
Total	3,079	—	3,079	(45,198)	—	(45,198)

	2024
	Other financial assets (Note 9)			Other financial liabilities (Note 19)
	Non-			Non-
	Current	Current	Total	Current	Current	Total
Derivative not designated as hedging instruments	4,707	69	4,776	—	(13)	(13)
Derivative designated as hedging instruments	293	—	293	(1,086)	(842)	(1,928)
Total	5,000	69	5,069	(1,086)	(855)	(1,941)

Power Purchase Agreements – hedged instruments

In 2024, the Company entered into three third-party virtual Power Purchase Agreements (PPAs) to hedge its energy pricing, for a ten-year period beginning July 2024. In 2023, the Company signed one PPA with related parties, effective from November 2023 through June 2027. These PPAs were designated as hedging instruments and at initial recognition, the fair value of the contracts differed from the transaction price. Because the valuation relies on significant unobservable inputs, the Company deferred the day-1 difference in accordance with IFRS 9 and is recognizing it over the life of the instrument. As of December 31, 2025, the combined carrying value of the contracts was a net liability of $6,857 thousand ($1,635 thousand as of December 31, 2024), based on the fair value of $8,953 thousand ( $1,045 thousand as of December 31, 2024) less the unamortized portion of the deferred the day-1 difference of $2,096 thousand ($590 thousand as of December 31, 2024).

Power Purchase Agreements – not designated as hedged instruments

In 2024, the Company entered into one PPA with a related party for a 10-year term commencing upon the start of plant operations, which is expected in October 2029. In 2023, the Company signed three PPAs with related parties, for a 10-year period commencing upon the start of the plant operations, which is expected in 2028. For one of these PPAs, the Company applied the own use exemption according to IFRS 9, and  this PPA was cancelled in 2025. These PPAs were not designated as hedging instruments and at initial recognition, the fair value of the contracts differed from the transaction price. Because the valuation relies on significant unobservable inputs, the Company deferred the day-1 differences in accordance with IFRS 9 and they will be recognized over the life of the instrument. As of December 31, 2025, the combined carrying value of the contracts was a net asset of $3,079 thousand ($4,763 thousand as of December 31, 2024), based on the fair value of $16,372 thousand ($23,649 thousand as of December 31, 2024) less the unamortized portion of the deferred the day-1 difference of $13,293 thousand ( $18,886 thousand as of December 31, 2024).

Additionally, in 2023, the Company entered into four third party virtual PPAs but they were cancelled in April 2024 at no cost.

The fair value of these net-settled power purchase agreements as of December 31, 2025 was estimated based on the discounted cash flow methodology. The fair value measurement is based on significant inputs that are directly or indirectly observable in the market, which IFRS 13 Fair Value Measurement refers to as Level 3 inputs. Key assumptions include discount rates, energy volumes and the market electricity price.

The Company engaged third party valuation specialists to perform the valuation where certain unobservable inputs were used in the fair value measurements. The Company worked closely with the qualified external specialists to establish the appropriate valuation techniques and inputs to the model and confirmed the reliability, independence and correspondence of the information sources in the valuation.

Key assumptions used to estimate the fair value of derivative financial instruments classified as Level 3 were as follows:

2025
Energy Price ($/MWh)	63-72
Cap Volatility	25.4%

The sensitivity analysis revealed that no reasonably possible changes in any of the key assumptions would result in a material adjustment in the fair value of these derivative financial instruments as of December 31, 2025.

For the PPAs not designated as hedging instruments, we record the changes in fair value in “Raw materials and energy consumption for production” in the consolidated income statement. For the PPAs qualified for hedge accounting, we record the changes in the fair value of the instruments in “Arising from cash flow hedges” in the consolidated statements of comprehensive income (loss). To assess the hedge effectiveness, the Company determines the economic relationship between the hedged item and the hedging instrument. There is an economic relationship between the energy cost and the PPAs as they seek to transform the cash flow derived from a variable electricity market price into a fixed price established at the beginning of the contract.

The following tables summarize the unrealized and realized gains (losses) related to the derivative instruments:

	2025		2024
	Unrealized gain (loss) recognized in Other comprehensive loss	Realized gain (loss) reclassed from Other comprehensive loss to profit and loss	Unrealized gain (loss) recognized in Other comprehensive loss	Realized gain (loss) reclassed from Other comprehensive loss to profit and loss
Total	(5,785)	(1,105)	(3,471)	1,007

The purchase commitments for PPAs, in MWh, as of December 31, 2025 are as follows:

	2025
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
Total purchase commitments (MWh)	178,248	164,782	861,452	2,109,705	3,314,187

EDF energy contracts

In Q4 2025, the Company entered into two electricity supply agreements with EDF to secure energy for its French operations beginning January 1, 2026. The Company entered into (i) a 10-year indexed wholesale electricity supply agreement (“CPI Contract”) covering approximately 70% of forecast consumption across six industrial sites through December 2035, and (ii) a 4-year retail electricity supply agreement (“Retail Contract”) covering 100% of consumption from 2026 to 2029. Although economically linked, the contracts were intentionally structured as two separate units of account for regulatory and operational reasons. The CPI Contract includes indexed pricing based on the EU Silicon Metal 5-5-3 index and EU ETS CO2 emission allowances futures, subject to annual floors and a ceiling, and provides for volume adjustment mechanisms (“reprévisions”). The Retail Contract integrates the CPI block into EDF’s retail billing framework and applies an 80–120% consumption tolerance band (“Reference Tunnel”).

The Company assessed both contracts under IFRS 9 and concluded that they should be accounted for as derivative financial instruments measured at fair value through profit or loss (“FVTPL”).

At initial recognition, the fair value of the contracts differed from the transaction price. Because the valuation relies on significant unobservable inputs, the Company deferred the day-1 differences in accordance with IFRS 9 and they will be recognized over the life of the respective instruments. As of December 31, 2025, the combined carrying value of the CPI and Retail contracts was a net liability of $38,341 thousand, based on the fair value of $39,239 thousand less the unamortized portion of the deferred the day-1 difference of $898 thousand.

The fair value is measured using an income approach based on a Monte Carlo simulation model developed by a third-party valuation specialist, incorporating forward French electricity price curves, forward CO2 emission allowances futures, forward silicon metal index projections, contract-specific floors and ceilings, reprévision mechanisms, discounting using EUR OIS/ESTR curves, and bilateral credit risk adjustments. The valuation uses significant unobservable inputs and is therefore classified as Level 3 under IFRS 13. The valuation model is prepared by the third-party valuation specialist and reviewed by the Company through its internal finance management processes.

Changes in fair value are recognized in “Raw materials and energy consumption for production” in the consolidated income statement.

Key assumptions used to estimate the fair value of derivative financial instruments classified as Level 3 were as follows:

2025
Projected French energy prices ($/MWh)	59-84
Projected Silicon Metal index prices ($/MT)	2,629-5,852

Electricity prices and silicon metal prices exhibit certain interrelationships. Changes in one input may magnify or offset the effect of changes in another, resulting in changes in fair value. The Monte Carlo model captures these correlations. Changing assumptions could significantly impact the valuation of the fair value for Level 3 instruments. The following changes to the assumptions used would lead to the following changes in the fair value:

		Sensitivity on		Sensitivity on
		energy price		silicon metal index price
	Fair Value	Decrease	Increase	Decrease	Increase
	December 31, 2025	by 10%	by 10%	by 10%	by 10%

EDF energy contracts	(39,239)	(68,102)	75,477	24,356	(27,482)

The fair value incorporates adjustments for the Company’s own non-performance risk and EDF’s credit risk, using observable credit spreads where available and internal estimates where market data is not observable.

The purchase commitments for these contracts, in MWh, as of December 31, 2025 are as follows:

	2025
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
Total purchase commitments (MWh)	3,627,032	3,646,180	9,023,577	8,250,000	24,546,789

For further information on derivative financial instruments classified as Level 3 see Note 30.